Supplemental Data
Run Date - 9/15/2022

Recovco Loan ID	Loan #1	TILA Status	Application Date	TRID	HOEPA Fees	TILA Fees	Rate Lock Date	Calculated APR	Qualifying Rate	Borrower Employment Indicator	Co Borrower Employment Indicator	B1 Citizenship Type	B2 Citizenship Type	Residual Income	HOA Name	Fee Amount	QM DTI	Asset Depletion Flag	Bank Statements Flag	Months of Bank Statements	Type of Bank Statements	Expense Ratio (Bank Statements)	Profit and Loss Flag	Profit And Loss Statement Type	Income Doc Detail	Document Level	Most Recent Bankruptcy Type	Most Recent Bankruptcy Filing Date	Most Recent Bankruptcy Discharge Date	Number of Bankruptcy Events	Most Recent Deed in Lieu Date	Months Deed in Lieu	Most Recent Short Sale Date	Months Short Sale (or Pre FC)	Most Recent Foreclosure Date	Months Foreclosure	Mortgage & Rental History 1x30	Mortgage & Rental History 1x60	Mortgage & Rental History 1x90	Guideline Name	ATR QM Total Points and Fees Audit	Loan Regulation Benchmark Date	Benchmark Rate	HUD 1 Page 1 Credits Total	Collateral Underwriter Risk Score	Is Equity Shared Loan	Investor Qualifying Rate	Years of W2s	Years of Personal Tax Returns	Years of Business Tax Returns	Years of 4506T	Years of Tax Transcripts	DSCR	Qualifying P&I	B3 Citizenship Type	B4 Citizenship Type	Property Type	Number of Units
XXXXFTSH	XXXX9159	Not Covered/Exempt	XX/XX/XXXX	No					X.XX%	Not Applicable		US Citizen		Not Applicable		$XX.XX	Not Applicable	No	No				No		Not Applicable	Not Applicable														XXXX				Not Applicable	Not Applicable	No	X.XX%	0	0	0	0	0	Not Applicable	$X,XXX	Not Applicable	Not Applicable	PUD	1